Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RPG Emerging Market Sector Rotation Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to achieve capital appreciation while experiencing less volatility than broader Emerging Market equity indices.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $ 25,000 in the Fund.  More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 12 of the Fund's Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-07-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal period from December 1, 2011 through March 31, 2012, the Fund's portfolio turnover was 76% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	76.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

 The goal of the Fund is to, through allocations in Emerging Markets, participate in up markets and apply active risk controls in down markets.  The Fund's advisor seeks to achieve the Fund's investment objective by rotating asset allocation among exchange-traded funds ("ETFs") that represent common stocks of companies in nine emerging market sectors.  The Fund defines emerging markets as those countries with significantly less per-capita income than the United States.  This definition includes, for example, Brazil, China, India, Indonesia, Malaysia, Russia, and Thailand.  By allocating Fund assets among these ETFs, the advisor seeks to track the AlphaSectorTM EM Premium Index (the "AEMP Index"), a public index published by Active Index Solutions, LLC, a wholly owned subsidiary of F-Squared Investments, Inc.  However, the Fund is not an index fund.  Under normal market conditions, the Fund invests at least 80% of its assets, defined as net assets plus any borrowings for investment purposes, in securities of emerging market issuers via ETFs.  The Fund invests without restriction as to country, but invests primarily in large capitalization companies.  The Fund defines large capitalization companies as those with market capitalization above $7 billion.

Allocations in the AEMP Index are based on a proprietary quantitative model that seeks to determine the probability of a sector achieving a positive absolute return on a forward looking basis.  If the sector is deemed to have a low probability of a positive return, it is removed from the AEMP Index.  Consequently, the advisor allocates assets between emerging markets and defensive investments, such as a short-term US Treasury ETF, when an emerging markets sector is deemed to have a low probability of a positive return.  The adviser believes that because its investment approach relies on probabilities and diversification across emerging market sectors the Fund's returns are expected to have less volatility than emerging market indices.  The advisor may invest in swap contracts linked to an emerging market sector ETF when it believes a swap has a higher expected return.  The Fund does not invest more than 25% of its assets in swap contracts with any one counterparty.

The advisor employs a sub-advisor to provide suggested sector allocations based on the sub-advisor's proprietary AEMP Index quantitative model.

AEMP Index

The AEMP Index classifies emerging market economic sectors into the following nine groups.

Emerging Market Sectors
Basic Materials	Utilities	Consumer Services
Industrials	Financials	Consumer Goods
Energy		Health Care
Technology

The advisor buys investments that the AEMP Index model indicates are undervalued and sells them when the model indicates they have reached their target price or more attractive investments are available.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund's net asset value and performance.

The following risks apply to the Fund through its investments in ETFs and swaps.

•

Emerging Market Risk.  Countries with emerging markets may have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.

•

ETF Risk.  The cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds.  Each ETF is subject to specific risks, depending on the nature of the fund.

•

Foreign Investment Risk.  Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, instability and differing auditing and legal standards.

•

Interest Rate Risk.  Typically, a rise in interest rates causes a decline in the value of U.S. Treasury fixed income securities.

•

Limited History of Operations.  The Fund has a limited history of operation.  In addition, the advisor has limited experience managing a mutual fund.

•

Management Risk. The advisor's judgments about the potential appreciation of a particular security or swap in which the Fund invests may prove to be incorrect.  The advisor's attempt to generate capital appreciation with less volatility than emerging market indices may reduce the Fund's participation in market-wide gains.  The sub-advisor's judgments about the potential appreciation of a particular sector may prove incorrect.  Additionally, the advisor's judgments about the value of the sub-advisor's recommendations may prove incorrect.  The advisor's implementation of the sub-advisor's recommendations might not accurately track the AEMP Index.

•

Market Risk.  Overall financial market risk may affect the value of individual instruments in which the Fund invests.  Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities markets.  When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.

•

Swaps Risk.  The Fund's use of swaps involves risks different from, or possibly greater than, the risks associated with investing directly in securities including leverage risk, tracking risk and counterparty default risk.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.  In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting www.RPgmutualfunds.com or by calling 1-855-377-5155.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-855-377-5155
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.RPgmutualfunds.com
RPG Emerging Market Sector Rotation Fund Class A shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.10%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses	rr_OtherExpensesOverAssets	2.61%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.58%	[1],[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.59%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(2.26%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	2.33%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $ 25,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	798
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,689
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,589
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,869
RPG Emerging Market Sector Rotation Fund Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.10%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	3.37%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.58%	[1],[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	6.05%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(3.02%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	3.03%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	306
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,527
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,722
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	5,603
RPG Emerging Market Sector Rotation Fund Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.10%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	3.37%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.58%	[1],[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.05%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(3.02%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	2.03%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	206
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,245
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,284
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,875

[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[2]	The Fund's advisor has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least July 31, 2013, to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement (exclusive of any taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) will not exceed 1.75%, 2.45% and 1.45% of the daily average net assets attributable to each of the Class A, Class C and Class I shares, respectively. Waivers and expense payments may be recouped by the advisor from the Fund, to the extent that overall expenses fall below the foregoing expense limits, within three years of when the amounts were waived or recouped. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to the advisor.